Lease Liabilities - Schedule of Lease Expense Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 796,182	$ 598,031	$ 484,916
Interest expense on lease liabilities	1,072,774	762,872	507,875
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)	16,469	18,370	6,387
Total	$ 1,885,425	$ 1,379,273	$ 999,178